Equity-Accounted Joint Ventures - Yamal LNG Joint Venture - Additional Information (Details) $ in Millions	Dec. 31, 2023	Dec. 31, 2023 vessel	Dec. 31, 2023 lease	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) vessel
Schedule of Equity Method Investments [Line Items]
Number of vessels		42	10
LNG carriers
Schedule of Equity Method Investments [Line Items]
Number of vessels		9	9		9
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%
Guarantor obligations, maximum exposure, undiscounted | $				$ 620.9	$ 660.8
Number of vessels | vessel		6
Carrying value of guarantee liability | $				$ 0.4	$ 0.5
Yamal LNG Joint Venture | LNG carriers
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel		6
Yamal LNG Joint Venture | China LNG
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)	50.00%